STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
STOCKHOLDERS' EQUITY	STOCKHOLDERS' EQUITY
Stock-Based Compensation
On June 30, 2017, the Company’s shareholders approved a Stock Incentive Plan (the “Plan”) allowing for the issuance of Restricted Stock Units (“RSUs”), Stock Options (“Options”), Performance Units, and other equity awards (collectively “Awards”). As of December 31, 2022, the number of shares authorized for issuance under the Plan was 2,700,000 shares of Class B common stock. To date, most RSU and Option awards are service/time based vested over a period of up to three years. The Company has also granted performance-based awards and market condition-based awards with vesting schedules that are typically dependent on achieving a particular objective within thirty-six months. In connection with the closing of the RideNow Transaction, the Company accelerated all the outstanding RSU awards for all participants and waived certain market-based share price hurdles for all market-based awards on the RideNow Closing Date. This waiver was accounted for as a modification of the awards. The fair value of the awards was remeasured as of effective date of the waiver, and the change in fair value was fully expensed during the year ended December 31, 2022 given the concurrent delivery of such shares.
The Company estimates the fair value of all awards granted under the Plan on the date of grant. In the case of time or service based RSU awards, the fair value based on the share price of the Class B Common Stock on the date of the award. Performance Awards use the share prices of the Class B Common Stock but the Company, both at grant and each subsequent quarter, considers whether to a apply discount to the fair in situations where the Company believes there is risk that the relevant performance metrics may not be met. Options are calculated using the Black-Scholes option valuation model while market-condition based awards are estimated using a Monte Carlo simulation model as these awards are tied to a market condition. Both the Black-Sholes and Monte-Carlo simulations utilize multiple input variables to determine the probability of the Company’s Class B stock price being at certain prices over certain time periods, resulting in an implied value to the holder. On September 30, 2021, the Audit Committee approved the issuance of 154,731 shares of the Company’s Class B common stock as a gift of a death benefit to the estate of Mr. Steven R. Berrard, the Company’s former Chief Financial Officer and a director. Mr. Berrard was one of the Company’s founders.
We generally expense the grant-date fair value of all awards on a straight-line basis over the vesting period. However, the acceleration of awards as described above resulted in the awards being expensed in the three-months ended September 30,
2021. The following table reflects stock-based compensation for the years ended December 31, 2022 and 2021:

	For the Years Ended December 31,
	2022	2021

Restricted stock units	$9,372	$29,188

Options	—	31

Total stock-based compensation	$9,372	$29,219
As of December 31, 2022, there are 2,380 Options and 588,948 RSUs outstanding. The total unrecognized compensation expense related to outstanding equity awards was approximately $15,741 which the Company expects to recognize over a weighted-average period of approximately 13 months.
As of December 31, 2022, unrecognized stock-based amortization related to outstanding RSU and stock awards and the related weighted-average period over which it is expected to be recognized subsequent to December 31, 2022 is presented in the table below. Total unrecognized equity will be adjusted for actual forfeitures.

	Unrecognized Stock Based Compensations Related to Outstanding Awards	Remaining Weighted-Average Amortization Period (in years)

Restricted stock units	$15,741	1.09

Options	—	—

Total unrecognized stock-based amortization	$15,741	1.09
Restricted Stock Units
RSU activity during the years ending December 31, 2022 and 2021 was as follows:

	Number of RSUs	Weighted -Average Grant Date Fair Value
Outstanding at December 31, 2020	443,843	$13.26
Granted	1,320,782	37.03
Vested	(723,334)	32.52
Forfeited	(129,163)	15.86
Outstanding at December 31, 2021	912,128	37.48
Granted	551,150	27.92
Vested	(271,596)	35.36
Forfeited	(162,734)	34.19
Cancellation of units under LTIP plan	(440,000)	35.47
Outstanding at December 31, 2022	588,948	$31.92

Expected to vest	588,948	$31.92
Non-qualified Stock Options
Non-qualified stock options allow recipients to purchase shares of Class B common stock at a fixed exercise price. The fixed exercise price is equal to the price of a share of Class B common stock at the time of grant. The options expire ten years after the grant date and typically vest 20% between nine-months and one-year after the grant date and thereafter in quarterly installments of 7.5% and 12.5% during the 2nd and 3rd vesting years, respectively.

	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	2,751	$79.76	9.6	—
Options granted	—	—	—	—
Options exercised	—	—	—	—
Options forfeited or expires	(200)	81.60	—	—
Outstanding at December 31, 2021	2,551	79.62	8.7	—

Options granted	—	—	—	—
Options exercised	—	—	—	—
Options forfeited or expires	(171)	81.60	—	—
Outstanding at December 31, 2022	2,380	$79.48	6.7	—

Vested / exercisable at December 31, 2022	2,380	$79.48	7.7	—
Expected to vest as of December 31, 2022	—	$—	7.7	—

Security Offerings
In January 2020, the Company realized approximately $10,780 in net proceeds from public offering of 1,170,000 shares of Class B Common Stock at a public price of $11.40 per share (the “2020 Public Offering”).
On May 18, 2020, the Company effected a one-for-twenty reverse stock split of its issued and outstanding Class A Common Stock and Class B Common Stock (the “Reverse Stock Split”).
On April 8, 2021, the Company realized approximately $36,797 in net proceeds from public offering of 1,048,998 shares of Class B common stock at a price to the public of $38.00 per share (the “April 2021 Offering”). In conjunction with the RideNow Transaction, on August 31, 2021, the Company raised approximately $154,443 in net proceeds from the sale of 5,053,029 shares of Class B common stock at a price to the public of $33.00 per share.
Warrant
In connection with providing the debt financing for the RideNow Transaction, and pursuant to the commitment letter executed on March 15, 2021, the Company issued warrants to purchase $40,000 of shares of Class B common stock to Oaktree Capital Management, L.P. and its lender affiliates (the “Warrant”). The initial Warrant liability and deferred financing charge recognized was $10,950. The warrant liability was subject to remeasurement at each balance sheet date and any change in fair value was recognized as a component of change in derivative liability in the Consolidated Statements of Operations. The fair value of the Warrant was estimated using a Monte Carlo simulation based on a combination of level 1 and level 2 inputs. There was no gain or loss recorded related to the Warrant liability during the three-months ended March 31, 2021 as there was no significant changes in the fair value between March 12, 2021 and March 31, 2021. For the three months ended June 30, 2021, the fair value of the warrant liability was increased $2,224 to $13,174. On August 31, 2021, the fair value of the warrant liability was increased $6,526 to $19,700. Upon closing of the RideNow transaction, the Oaktree warrants were considered equity linked contracts indexed to RumbleOn’s stock and therefore met the equity classification guidance under ASC 815-40. As a result, the $19,700 was reclassified to additional paid-in-capital. The $10,950 deferred financing charge was reclassified as part of the debt discount related to the Oaktree Credit Agreement. The recognition of the warrant liability and deferred financing charge and the reclassification of the warrant liability to additional paid-in capital and the reclassification of the deferred financing charge to debt discount are non-cash items.